Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 84.8%

Communication Services - 8.4%
Diversified Telecommunication Services - 1.1%
Cellnex Telecom S.A. - ADR (Spain)	195,184	$4,362,362
Cellnex Telecom S.A. (Spain)[2]	3,774	168,808
Helios Towers plc (Tanzania)*	56,999	100,212
Radius Global Infrastructure, Inc. - Class A*	22,828	348,812
		4,980,194
Entertainment - 3.0%
Activision Blizzard, Inc.	30,385	2,429,281
Electronic Arts, Inc.	38,980	5,115,346
Sea Ltd. - ADR (Singapore)*	59,851	4,567,828
Ubisoft Entertainment S.A. - ADR (France)*	183,716	1,554,237
Ubisoft Entertainment S.A. (France)*	6,265	266,729
		13,933,421
Interactive Media & Services - 2.8%
Alphabet, Inc. - Class A*	50,660	5,892,771
Auto Trader Group plc (United Kingdom)[2]	65,825	507,479
Meta Platforms, Inc. - Class A*	43,149	6,865,006
		13,265,256
Media - 1.5%
Charter Communications, Inc. - Class A*	15,087	6,519,093
Comcast Corp. - Class A	4,665	175,031
Omnicom Group, Inc.	545	38,063
Paramount Global - Class B	1,130	26,724
S4 Capital plc (United Kingdom)*	148,291	229,326
		6,988,237
Total Communication Services		39,167,108
Consumer Discretionary - 10.7%
Distributors - 0.0%##
Genuine Parts Co.	349	53,352
Hotels, Restaurants & Leisure - 0.8%
Domino’s Pizza, Inc.	8,066	3,162,759
Marriott Vacations Worldwide Corp.	677	92,695
McDonald’s Corp.	611	160,919
Playa Hotels & Resorts N.V.*	6,842	46,936
Restaurant Brands International, Inc. (Canada)	3,520	188,707
		3,652,016
Household Durables - 1.2%
Garmin Ltd.	455	44,417
Lennar Corp. - Class A	476	40,460
Nikon Corp. (Japan)	14,600	168,141
Sony Group Corp. - ADR (Japan)	60,899	5,200,166
Sony Group Corp. (Japan)	3,600	305,381
		5,758,565
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc.*	108,120	14,590,794
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
eBay, Inc.	866	$42,114
MercadoLibre, Inc. (Brazil)*	3,014	2,452,522
		17,085,430
Multiline Retail - 1.9%
Dollar General Corp.	15,925	3,956,248
Dollar Tree, Inc.*	28,050	4,638,348
Target Corp.	471	76,952
		8,671,548
Specialty Retail - 0.1%
Best Buy Co., Inc.	562	43,268
The Home Depot, Inc.	965	290,407
Ross Stores, Inc.	519	42,174
The TJX Companies, Inc.	1,334	81,588
Tractor Supply Co.	205	39,253
		496,690
Textiles, Apparel & Luxury Goods - 3.0%
adidas AG - ADR (Germany)	43,569	3,753,034
adidas AG (Germany)	2,546	440,436
lululemon athletica, Inc. *	22,586	7,013,179
NIKE, Inc. - Class B	25,473	2,927,357
VF Corp.	685	30,606
		14,164,612
Total Consumer Discretionary		49,882,213
Consumer Staples - 10.1%
Beverages - 4.9%
The Coca-Cola Co.	143,663	9,218,855
Constellation Brands, Inc. - Class A	23,763	5,853,065
Diageo plc (United Kingdom)	85,911	4,069,764
Heineken N.V. - ADR (Netherlands)	68,760	3,376,804
Heineken N.V. (Netherlands)	3,235	318,928
		22,837,416
Food & Staples Retailing - 0.1%
The Kroger Co.	1,390	64,552
Walgreens Boots Alliance, Inc.	1,259	49,882
Walmart, Inc.	2,530	334,086
		448,520
Food Products - 3.5%
Archer-Daniels-Midland Co.	916	75,817
Bunge Ltd.	343	31,669
Campbell Soup Co.	792	39,085
Conagra Brands, Inc.	1,205	41,223
Danone S.A. (France)	3,207	176,831
General Mills, Inc.	1,102	82,419
The J.M. Smucker Co.	282	37,314
Kerry Group plc - Class A (Ireland)	1,683	177,643
Mondelez International, Inc. - Class A	130,636	8,365,930
Nestle S.A.	58,265	7,139,053

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Tyson Foods, Inc. - Class A	715	$62,927
		16,229,911
Household Products - 0.2%
Colgate-Palmolive Co.	1,342	105,669
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	213,600	315,389
The Procter & Gamble Co.	2,132	296,156
		717,214
Personal Products - 1.4%
Beiersdorf AG (Germany)	4,353	448,902
L’Oreal S.A. (France)	276	104,344
Unilever plc - ADR (United Kingdom)	124,652	6,065,566
		6,618,812
Total Consumer Staples		46,851,873
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp. (Canada)	5,415	139,545
Chevron Corp.	1,285	210,457
ConocoPhillips	1,149	111,947
Coterra Energy, Inc.	1,278	39,094
Devon Energy Corp.	906	56,942
Diamondback Energy, Inc.	270	34,565
EOG Resources, Inc.	644	71,626
Jonah Energy Parent LLC*3	2,449	131,413
Marathon Petroleum Corp.	714	65,445
Pioneer Natural Resources Co.	288	68,242
Total Energy		929,276
Financials - 7.7%
Banks - 1.9%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	6,214	210,592
Citigroup, Inc.	2,800	145,320
East West Bancorp, Inc.	42,169	3,026,891
Fifth Third Bancorp	1,561	53,261
FinecoBank Banca Fineco S.p.A. (Italy)	43,848	544,942
HDFC Bank Ltd. - ADR (India)	22,077	1,386,436
JPMorgan Chase & Co.	27,507	3,173,207
KeyCorp.	1,654	30,268
Regions Financial Corp.	2,213	46,871
U.S. Bancorp.	2,284	107,805
		8,725,593
Capital Markets - 5.6%
Allfunds Group plc (United Kingdom)	22,829	192,643
Avanza Bank Holding AB (Sweden)	14,298	275,888
BlackRock, Inc.	7,217	4,829,472
Cboe Global Markets, Inc.	20,443	2,522,257
Deutsche Boerse AG (Germany)	20,401	3,561,308
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	32,685	$3,333,543
Intermediate Capital Group plc (United Kingdom)	16,141	300,892
Moody’s Corp.	21,787	6,759,417
S&P Global, Inc.	11,366	4,284,186
		26,059,606
Insurance - 0.2%
Admiral Group plc (United Kingdom)	19,060	445,463
The Allstate Corp.	580	67,843
Chubb Ltd.	607	114,504
Cincinnati Financial Corp.	372	36,210
The Travelers Companies, Inc.	434	68,876
		732,896
Total Financials		35,518,095
Health Care - 12.5%
Biotechnology - 1.8%
BioMarin Pharmaceutical, Inc.*	34,414	2,961,325
Gilead Sciences, Inc.	2,018	120,575
Seagen, Inc.*	12,669	2,280,167
Vertex Pharmaceuticals, Inc.*	10,216	2,864,668
		8,226,735
Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	1,395	151,832
Alcon, Inc. (Switzerland)	38,506	3,006,934
Align Technology, Inc.*	9,783	2,748,729
Baxter International, Inc.	699	41,003
Boston Scientific Corp.*	52,679	2,162,473
Getinge AB - Class B (Sweden)	15,191	342,799
Heska Corp.*	20,283	1,855,692
IDEXX Laboratories, Inc.*	10,672	4,260,049
Intuitive Surgical, Inc.*	5,922	1,363,067
Medtronic plc	85,972	7,954,129
		23,886,707
Health Care Providers & Services - 1.7%
CVS Health Corp.	32,136	3,074,772
Humana, Inc.	4,827	2,326,614
Quest Diagnostics, Inc.	317	43,293
UnitedHealth Group, Inc.	4,259	2,309,826
		7,754,505
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	7,605	4,550,908
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	2,619	193,230
Dechra Pharmaceuticals plc (United Kingdom)	6,833	307,503
Johnson & Johnson	43,215	7,541,882
Merck & Co., Inc.	2,855	255,066

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Novartis AG - ADR (Switzerland)	39,136	$3,359,043
Pfizer, Inc.	4,047	204,414
Royalty Pharma plc - Class A	1,006	43,751
Zoetis, Inc.	8,201	1,497,092
		13,401,981
Total Health Care		57,820,836
Industrials - 9.2%
Aerospace & Defense - 2.2%
Airbus SE (France)	2,120	228,582
BAE Systems plc - ADR (United Kingdom)	76,911	2,897,230
BAE Systems plc (United Kingdom)	26,260	246,811
General Dynamics Corp.	442	100,188
L3Harris Technologies, Inc.	13,139	3,152,966
Lockheed Martin Corp.	353	146,075
Northrop Grumman Corp.	6,806	3,259,393
		10,031,245
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	367	40,627
FedEx Corp.	8,930	2,081,494
United Parcel Service, Inc. - Class B	14,831	2,890,413
		5,012,534
Airlines - 0.7%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	13,404	130,019
Ryanair Holdings plc - ADR (Ireland)*	43,557	3,179,661
		3,309,680
Building Products - 0.1%
Assa Abloy AB - Class B (Sweden)	16,323	385,647
Johnson Controls International plc	1,256	67,711
Trane Technologies plc	322	47,331
		500,689
Commercial Services & Supplies - 0.6%
Cleanaway Waste Management Ltd. (Australia)	179,039	344,917
Copart, Inc.*	18,745	2,401,235
Republic Services, Inc.	587	81,393
Waste Management, Inc.	655	107,787
		2,935,332
Electrical Equipment - 0.0%##
Eaton Corp. plc	692	102,686
Emerson Electric Co.	995	89,620
		192,306
Industrial Conglomerates - 0.1%
3M Co.	834	119,462
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
Honeywell International, Inc.	894	$172,060
		291,522
Machinery - 0.1%
Caterpillar, Inc.	701	138,973
Cummins, Inc.	295	65,286
Illinois Tool Works, Inc.	523	108,659
Parker-Hannifin Corp.	185	53,482
Rotork plc (United Kingdom)	83,606	265,304
Stanley Black & Decker, Inc.	264	25,695
		657,399
Professional Services - 0.8%
Insperity, Inc.	33,087	3,630,967
Road & Rail - 2.3%
Canadian National Railway Co. (Canada)	54,648	6,922,809
Norfolk Southern Corp.	14,253	3,579,926
Union Pacific Corp.	785	178,430
		10,681,165
Trading Companies & Distributors - 0.5%
Brenntag SE (Germany)	32,547	2,286,268
Transportation Infrastructure - 0.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR (Mexico)	19,167	931,133
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	15,500	94,382
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	8,679	1,172,012
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	5,931	1,113,901
		3,311,428
Total Industrials		42,840,535
Information Technology - 18.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.	4,353	197,495
Motorola Solutions, Inc.	315	75,156
		272,651
Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	13,269	2,408,722
Cognex Corp.	33,730	1,719,555
Keyence Corp. (Japan)	800	317,074
Softwareone Holding AG (Germany)	21,483	292,399
TE Connectivity Ltd. (Switzerland)	450	60,179
		4,797,929
IT Services - 7.8%
Adyen N.V. - ADR (Netherlands)*	243,730	4,392,015
Adyen N.V. (Netherlands)*2	297	534,236
Automatic Data Processing, Inc.	566	136,474
Broadridge Financial Solutions, Inc.	281	45,114

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Keywords Studios plc (Ireland)	2,951	$90,725
Mastercard, Inc. - Class A	25,579	9,049,594
Okta, Inc.*	22,119	2,177,616
PayPal Holdings, Inc.*	102,868	8,901,168
Shopify, Inc. - Class A (Canada)*	3,968	138,205
Snowflake, Inc. - Class A*	24,324	3,646,411
StoneCo Ltd. - Class A (Brazil)*	18,969	181,723
Visa, Inc. - Class A	33,827	7,175,045
		36,468,326
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	796	136,880
Intel Corp.	4,848	176,031
Microchip Technology, Inc.	815	56,121
NVIDIA Corp.	8,049	1,461,940
QUALCOMM, Inc.	1,361	197,427
Skyworks Solutions, Inc.	287	31,249
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	43,164	3,819,151
Texas Instruments, Inc.	824	147,405
Universal Display Corp.	26,266	3,032,672
		9,058,876
Software - 7.1%
DoubleVerify Holdings, Inc.*	123,583	2,833,758
Microsoft Corp.	49,067	13,775,070
Salesforce, Inc.*	49,638	9,134,385
ServiceNow, Inc.*	16,617	7,422,149
		33,165,362
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	558	39,802
Total Information Technology		83,802,946
Materials - 3.0%
Chemicals - 1.8%
Air Liquide S.A. - ADR (France)	117,486	3,227,340
Air Liquide S.A. (France)	4,248	584,025
Dow, Inc.	970	51,614
Eastman Chemical Co.	345	33,096
FMC Corp.	41,518	4,612,650
International Flavors & Fragrances, Inc.	520	64,506
LyondellBasell Industries N.V. - Class A	471	41,976
PPG Industries, Inc.	332	42,924
		8,658,131
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	141,558	3,149,665
Packaging Corp. of America	254	35,715
		3,185,380
Metals & Mining - 0.5%
Barrick Gold Corp. (Canada)	72,835	1,146,423
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Newmont Corp.	22,240	$1,007,027
Nucor Corp.	469	63,690
Steel Dynamics, Inc.	481	37,461
		2,254,601
Total Materials		14,098,112
Real Estate - 4.3%
Equity Real Estate Investment Trusts (REITS) - 4.3%
Agree Realty Corp.	1,205	95,906
American Homes 4 Rent - Class A	5,475	207,393
American Tower Corp.	665	180,102
Apple Hospitality REIT, Inc.	13,196	220,109
AvalonBay Communities, Inc.	1,007	215,438
Brandywine Realty Trust	7,529	70,396
Camden Property Trust	1,005	141,806
CareTrust REIT, Inc.	6,013	124,168
Community Healthcare Trust, Inc.	2,501	97,414
Cousins Properties, Inc.	5,509	169,953
Digital Realty Trust, Inc.	2,066	273,642
Duke Realty Corp.	2,965	185,490
Equinix, Inc.	8,733	6,145,761
Equity LifeStyle Properties, Inc.	4,223	310,475
Essex Property Trust, Inc.	553	158,451
Extra Space Storage, Inc.	713	135,128
Flagship Communities REIT	6,874	116,239
Getty Realty Corp.	3,238	95,003
Healthcare Realty Trust, Inc.	7,077	185,771
Independence Realty Trust, Inc.	4,409	97,880
Invitation Homes, Inc.	7,163	279,572
Life Storage, Inc.	1,428	179,771
Mid-America Apartment Communities, Inc.	1,436	266,708
Prologis, Inc.	6,330	839,105
Public Storage	1,163	379,615
Rexford Industrial Realty, Inc.	3,909	255,688
SBA Communications Corp.	21,846	7,335,668
Sun Communities, Inc.	1,982	324,969
Terreno Realty Corp.	2,513	157,439
UDR, Inc.	6,146	297,466
Ventas, Inc.	2,291	123,210
Welltower, Inc.	2,647	228,542
Total Real Estate		19,894,278
Utilities - 0.7%
Electric Utilities - 0.7%
Evergy, Inc.	46,610	3,181,599
TOTAL COMMON STOCKS
(Identified Cost $361,699,482)		393,986,871

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

PREFERRED STOCKS - 0.1%

Health Care - 0.0%##
Pharmaceuticals - 0.0%##
Harrow Health, Inc., 8.625%, 4/30/2026	5,200	$125,216
Information Technology - 0.1%
Software - 0.1%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	6,000	106,200
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	5,500	73,755
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	11,200	256,256
Total Information Technology		436,211
TOTAL PREFERRED STOCKS
(Identified Cost $706,651)		561,427
CORPORATE BONDS - 3.5%
Non-Convertible Corporate Bonds- 3.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc., 7.50%, 4/1/2024	240,000	247,050
Entertainment - 0.1%
Magallanes, Inc., 4.054%, 3/15/2029[2]	650,000	617,113
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	990,000	950,353
Total Communication Services		1,814,516
Consumer Discretionary - 0.4%
Automobiles - 0.0%##
Ford Motor Credit Co. LLC, 3.087%, 1/9/2023	200,000	199,238
Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc., 3.25%, 2/15/2030	270,000	233,423
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	250,000	211,746
(China), 4.00%, 12/6/2037	460,000	405,297
Amazon.com, Inc., 3.30%, 4/13/2027	590,000	593,587
		1,210,630
Total Consumer Discretionary		1,643,291
Consumer Staples - 0.1%
Beverages - 0.1%
PepsiCo, Inc., 3.90%, 7/18/2032	480,000	496,836
Energy - 0.5%
Energy Equipment & Services - 0.1%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	280,000	273,000
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 0.4%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	128,176	$124,847
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	620,000	692,614
Energy Transfer LP, 6.50%, 2/1/2042	610,000	639,540
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021- 10/06/2021, cost $228,451)[4]	216,000	219,526
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024 (Acquired 09/15/2021, cost $284,288)[4]	285,000	275,108
		1,951,635
Total Energy		2,224,635
Financials - 0.7%
Banks - 0.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[5]	480,000	417,988
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[5]	450,000	405,448
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[5]	680,000	684,996
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	225,000	226,151
		1,734,583
Capital Markets - 0.1%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	240,000	213,805
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	280,000	253,707
		467,512
Consumer Finance - 0.1%
Navient Corp.
5.50%, 1/25/2023	125,000	125,641
6.75%, 6/25/2025	235,000	229,322
OneMain Finance Corp., 5.625%, 3/15/2023	110,000	110,019
Synergy One Lending, Inc., 5.50%, 10/14/2026	285,000	247,796
		712,778
Diversified Financial Services - 0.1%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	280,000	237,934
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	230,000	231,194
		469,128

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $85,181)[4]	80,000	$80,528
Total Financials		3,464,529
Health Care - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc., 4.125%, 6/15/2029	400,000	385,714
Industrials - 0.7%
Airlines - 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	79,403	83,115
Southwest Airlines Co.
5.25%, 5/4/2025	16,000	16,490
5.125%, 6/15/2027	454,000	470,087
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	40,827	37,110
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	304,727	262,240
		869,042
Building Products - 0.0%##
Eco Material Technologies, Inc., 7.875%, 1/31/2027[2]	120,000	106,576
Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 10.389%, 5/12/2025 (Acquired 08/05/2021, cost $505,000)[4,6]	500,000	503,420
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	275,000	257,239
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	200,000	196,924
		454,163
Road & Rail - 0.1%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	240,000	235,123
Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	300,000	262,159
Air Lease Corp., 3.625%, 4/1/2027	280,000	263,284
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	230,000	213,029
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	429,000	$353,631
		1,092,103
Total Industrials		3,260,427
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM, Inc., 4.25%, 5/20/2032	445,000	471,895
Materials - 0.1%
Metals & Mining - 0.1%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	290,000	256,634
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[4,7]	220,000	22
Total Materials		256,656
Real Estate - 0.3%
Equity Real Estate Investment Trusts (REITS) - 0.3%
Crown Castle International Corp., 3.10%, 11/15/2029	340,000	310,970
IIP Operating Partnership LP, 5.50%, 5/25/2026	230,000	199,570
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[4]	245,000	230,195
Simon Property Group LP, 2.65%, 2/1/2032	880,000	759,188
Total Real Estate		1,499,923
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Operations Co. LLC
4.875%, 5/13/2024[2]	440,000	437,826
3.55%, 7/15/2024[2]	120,000	116,257
Total Utilities		554,083
TOTAL CORPORATE BONDS		16,072,505
(Identified Cost $17,326,510)
U.S. TREASURY SECURITIES - 6.5%
U.S. Treasury Bonds - 2.1%
U.S. Treasury Bond, 3.00%, 5/15/2047
(Identified Cost $9,890,022)	10,020,000	9,652,078
U.S. Treasury Notes - 4.4%
U.S. Treasury Note
1.75%, 5/15/2023	10,105,000	10,007,897

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
3.125%, 11/15/2028	10,345,000	$10,581,804
Total U.S. Treasury Notes
(Identified Cost $20,341,919)		20,589,701
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $30,231,941)		30,241,779

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	5,876	5,536
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	7,027	7,005
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 2.959%, 2/25/2045[2,6]	12,406	12,179
Oxford Finance Funding LLC Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	12,980	12,922
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	10,710	10,602
SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	16,807	15,801
SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	5,483	5,410
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	10,691	10,314
Towd Point Mortgage Trust Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	2,359	2,337
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	2,428	2,410
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 3.259%, 10/25/2048[2,6]	4,588	4,539
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	12,203	12,059
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $105,530)		101,114

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	490	486
Credit Suisse Mortgage Capital Trust Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	2,098	1,955
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	3,223	3,118
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	18,000	$17,324
FREMF Mortgage Trust, Series 2014-K41, Class B, 3.833%, 11/25/2047[2,8]	21,000	20,672
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	4,596	4,433
JP Morgan Mortgage Trust Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	2,588	2,473
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	5,981	5,696
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	2,593	2,522
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	3,590	3,468
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	3,922	3,802
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	3,467	3,362
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[8]	1,344	1,213
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	3,993	3,770
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	1,651	1,563
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 3.47%, 11/15/2027[2,6]	15,954	11,075
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	9,540	8,898
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $105,273)		95,830

MUNICIPAL BONDS - 0.1%

New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024 (Identified Cost $126,578)	125,000	121,480

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	4,161	4,345
Pool #AD0207, UMBS, 6.00%, 10/1/2038	3,939	4,319
Pool #MA0258, UMBS, 4.50%, 12/1/2039	2,558	2,673

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL8674, 5.66%, 1/1/2049	10,222	$11,141
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	2,813	2,940
Pool #C91771, 4.50%, 6/1/2034	2,415	2,524
Pool #C91780, 4.50%, 7/1/2034	3,476	3,647
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $33,242)		31,589

SHORT-TERM INVESTMENT - 5.1%

Dreyfus Government Cash Management, Institutional Shares, 1.83%[9]
(Identified Cost $23,678,398)	23,678,398	23,678,398

TOTAL INVESTMENTS - 100.1%		464,890,993
(Identified Cost $434,013,605)
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(241,210)
NET ASSETS - 100%		$464,649,783

ADR - American Depositary Receipt

Impt. - Improvement

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $5,575,628, which represented 1.2% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2022 was $1,308,799, or 0.3% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2022.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2022.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2022.

9Rate shown is the current yield as of July 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Investment Portfolio - July 31, 2022

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$39,167,108	$37,894,554	$1,272,554	$—
Consumer Discretionary	49,882,213	48,968,255	913,958	—
Consumer Staples	46,851,873	34,416,408	12,435,465	—
Energy	929,276	797,863	—	131,413
Financials	35,518,095	30,196,959	5,321,136	—
Health Care	57,820,836	57,170,534	650,302	—
Industrials	42,840,535	39,083,006	3,757,529	—
Information Technology	83,802,946	82,568,512	1,234,434	—
Materials	14,098,112	13,514,087	584,025	—
Real Estate	19,894,278	19,894,278	—	—
Utilities	3,181,599	3,181,599	—	—
Preferred securities:
Health Care	125,216	125,216	—	—
Information Technology	436,211	436,211	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	30,273,368	—	30,273,368	—
States and political subdivisions (municipals)	121,480	—	121,480	—
Corporate debt:
Communication Services	1,814,516	—	1,814,516	—
Consumer Discretionary	1,643,291	—	1,643,291	—
Consumer Staples	496,836	—	496,836	—
Energy	2,224,635	—	2,224,635	—
Financials	3,464,529	—	3,464,529	—
Health Care	385,714	—	385,714	—
Industrials	3,260,427	—	3,260,427	—
Information Technology	471,895	—	471,895	—
Materials	256,656	—	256,656	—
Real Estate	1,499,923	—	1,499,923	—
Utilities	554,083	—	554,083	—
Asset-backed securities	101,114	—	101,114	—
Commercial mortgage-backed securities	95,830	—	95,830	—
Short-Term Investment	23,678,398	23,678,398	—	—
Total assets	$464,890,993	$391,925,880	$72,833,700	$131,413

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.